INTANGIBLE ASSETS - Amortization expenses of intangible assets (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amortisation expenses of intangible assets recognized in profit or loss
Amortization expenses of intangible assets	¥ 295,901	¥ 275,877	¥ 244,361
Carrying amount of pledged intangible assets	772,597	1,111,705
Mining rights
Amortisation expenses of intangible assets recognized in profit or loss
Mining rights carrying value	¥ 626,000	¥ 1,680,000
Carrying value to total asset value (as a percent)	0.31	0.84
Cost of sales
Amortisation expenses of intangible assets recognized in profit or loss
Amortization expenses of intangible assets	¥ 265,108	¥ 241,261	211,915
General and administrative expenses
Amortisation expenses of intangible assets recognized in profit or loss
Amortization expenses of intangible assets	¥ 30,793	¥ 34,616	¥ 32,446